--------------------------------------------------------------------------------

INSTITUTIONAL                             600 FIFTH AVENUE, NEW YORK, N.Y. 10020
DAILY INCOME FUND                                                   212-830-5200

================================================================================





Dear Shareholder,



We are pleased to present the annual report of Institutional Daily Income Fund for the period April 1, 1996 through March 31, 1997.

The Fund's Money Market Portfolio had 27 shareholders and net assets of $196,745,292 as of March 31, 1997. The U.S. Treasury Portfolio had 17 shareholders and net assets of $318,089,178 as of March 31, 1997.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff


Steven W. Duff
President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 1997
================================================================================

      Face                                                                Maturity                        Value
     Amount                                                                 Date          Yield          (Note 1)
     ------                                                                 ----          -----          --------
Commercial Paper (51.17%)
--------------------------------------------------------------------------------------------------------------------
 $    9,000,000  ANZ Banking Group                                        04/14/97        5.44%      $   8,982,548
      9,000,000  Commonwealth Bank of Australia                           04/10/97        5.40           8,988,007
      9,000,000  General Electric Capital Corporation                     04/21/97        5.38           8,973,450
      9,000,000  Hertz Corporation                                        04/29/97        5.42           8,962,550
      9,000,000  Island Finance                                           04/04/97        5.34           8,996,010
      8,000,000  Merrill Lynch & Co.,  Inc.                               04/30/97        5.43           7,965,522
      9,000,000  Receivables Capital Corporation                          04/11/97        5.38           8,986,625
     10,000,000  Sigma Finance Corporation                                05/06/97        5.42           9,947,986
     10,000,000  Svenska Handelsbanken                                    04/30/97        5.41           9,956,983
      9,000,000  Unifunding                                               04/09/97        5.40           8,989,340
     10,000,000  Venantius A.B.                                           05/23/97        5.43           9,922,867
  -------------                                                                                       ------------
    101,000,000  Total Commercial Paper                                                                100,671,888
  -------------                                                                                       ------------
Letter of Credit Commercial Paper (4.05%)
--------------------------------------------------------------------------------------------------------------------
 $    4,000,000  Nacional Financeria
                 LOC Societe Generale                                     04/30/97        5.39%      $   3,982,761
      4,000,000  Premium Funding - Series E
                 LOC Citibank                                             04/11/97        5.40           3,994,033
  -------------                                                                                       ------------
      8,000,000  Total Letter of Credit Commercial Paper                                                 7,976,794
  -------------                                                                                       ------------
Master Notes (2.54%)
--------------------------------------------------------------------------------------------------------------------
 $    5,000,000  Goldman Sachs                                            08/01/97        6.85%      $   5,000,000
  -------------                                                                                       ------------
      5,000,000  Total Master Notes                                                                      5,000,000
  -------------                                                                                       ------------
Other Notes (24.45%)
--------------------------------------------------------------------------------------------------------------------
 $    2,000,000  City of Elsmere, KY Industrial Building RB
                 (International Mold Steel Inc. Project)
                 LOC Star Bank, N.A.                                      10/01/16 (a)    5.77%      $   2,000,000
      3,000,000  County of Passaic, NJ GO Refunding Bond -  Series B
                 LOC Bank of Nova Scotia                                  09/01/20 (a)    5.65           3,000,000
      1,040,000  LRV Enterprises, L.L.C. Taxable VRDN - Series 1996
                 LOC First of America/Michigan National Bank              09/01/21 (a)    5.75           1,040,000
      3,900,000  Mayfair Village Retirement Center, Inc., KY
                 (VR Term Notes) - Series 1995
                 LOC PNC Bank                                             05/01/00 (a)    5.76           3,900,000
      2,906,000  Mercer Cty Improvement Authority Taxable RB
                 (County Baseball Stadium Project) - Series 1997          04/15/98        5.96           2,911,645
      1,364,000  Michigan Municipal Bond Authority RAN - Series C         08/04/97        6.42           1,365,986
      3,745,000  Michigan Municipal Bond Authority RN - Series E          08/05/97        6.42           3,748,595


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                Maturity                        Value
     Amount                                                                 Date          Yield          (Note 1)
     ------                                                                 ----          -----          --------
Other Notes (Continued)
--------------------------------------------------------------------------------------------------------------------
 $    1,900,000  Mississippi Business Finance Corporation IDRB
                 (Howard Industries, Inc.) - Series 1995
                 LOC First National Bank of Chicago                       06/01/10 (a)    5.85%      $   1,900,000
      2,700,000  Pennsylvania EDFA
                 (West 914 Incorporation Project) RB - Series 1991A
                 LOC PNC Bank                                             05/01/21(a)     5.85           2,700,000
      1,300,000  Pennsylvania EDFA RB
                 (C & D Charter Power System) - Series 1991B2
                 LOC PNC Bank                                             12/01/00(a)     5.40           1,300,000
      1,100,000  Pennsylvania EDFA Bond
                 LOC PNC Bank                                             08/01/02 (a)    5.85           1,100,000
      3,090,000  State of Connecticut RRA Taxable VR - Subseries 2
                 LOC National Westminster Bank PLC                        11/15/97 (b)    6.00           3,090,000
      2,200,000  State of Missouri HEFA
                 (SSM Health Care System) 1995 - Series D
                 MBIA Insured                                             06/01/25 (a)    5.65           2,200,000
      2,000,000  State of Tennessee - Series D                            07/02/01 (a)    5.60           2,000,000
      1,000,000  State of Tennessee Adjustable Taxable BAN - Series B     07/02/01 (a)    5.60           1,000,000
      3,000,000  The City of New York Fiscal 1996 - Series 1996 A-2
                 LOC Societe Generale                                     04/24/97        5.52           3,000,000
      2,840,000  The City of New York, Fiscal 1996
                 LOC Societe Generale                                     05/08/97        5.45           2,840,000
      9,000,000  Wichita, Kansas Taxable General Obligation
                 Renewal & Improvement Temporary Notes                    08/28/97        5.62           9,001,769
  -------------                                                                                       ------------
     48,085,000  Total Other Notes                                                                      48,097,995
  -------------                                                                                       ------------
Repurchase Agreements, Overnight (17.28%)
--------------------------------------------------------------------------------------------------------------------
 $   34,000,000  Morgan Stanley & Co., Incorporated (Collateralized
                 by $44,725,000, GNMA, 6.500%, due 2/20/24)               04/01/97        6.50%      $  34,000,000
  -------------                                                                                       ------------
     34,000,000  Total Repurchase Agreements, Overnight                                                 34,000,000
  -------------                                                                                       ------------
                 Total Investments (99.49%) (Cost 195,746,677+)                                        195,746,677
                 Cash and Other Assets, Net of  Liabilities (0.51%)                                        998,615
                                                                                                      ------------
                 Net Assets (100.00%)                                                                $ 196,745,292
                 Net Asset Value, offering and redemption price per share:                            ============
                 Class A, 38,220,159 shares outstanding (Note 3)                                     $        1.00
                                                                                                      ============
                 Class B,158,525,133 shares outstanding (Note 3)                                     $        1.00
                                                                                                      ============

                 +    Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 1997
================================================================================


FOOTNOTES:
(a) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a letter of credit. The interest rates are adjustable and are based on market rates. The rate shown is the rate in effect at the date of this statement.

(b)  The maturity date indicated for this security is the mandatory put date.

KEYS:
     BAN      =   Bond Anticipation Note                               RAN      =   Revenue Anticipation Note

     EDFA     =   Economic Development Finance Authority               RB       =   Revenue Bond

     GO       =   General Obligation                                   RN       =   Revenue Note

     HEFA     =   Health and Education Finance Authority               RRA      =   Resource Recovery Authority

     IDRB     =   Industrial Development Revenue Bond                  VRDN     =   Variable Rate Demand Note















--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 1997
================================================================================

      Face                                                                        Maturity                        Value
     Amount                                                                         Date          Yield          (Note 1)
     ------                                                                         ----          -----          --------
Repurchase Agreements, Overnight (47.79%)
----------------------------------------------------------------------------------------------------------------------------
 $   30,000,000  CIBC (Collateralized by $31,725,000, U.S. Treasury
                 Bills, due 11/13/97)                                             04/01/97        6.30%      $   30,000,000
     30,000,000  Donaldson Lufkin Jenrette (Collateralized by
                 $5,769,000, U.S. Treasury Bills, due 05/01/97, and $25,072,000
                 U.S. Treasury Notes, 5.00% to 6.50%, due 04/30/98 to 02/15/06)   04/01/97        6.51           30,000,000
     10,000,000  Goldman Sachs (Collateralized by $11,911,724,
                 GNMA's, 6.00% to 9.00%, due 02/15/09 to 03/20/27)                04/01/97        6.54           10,000,000
     30,000,000  Morgan (J.P.) Securities, Inc. (Collateralized by
                 $30,413,000, U.S. Treasury Notes, 6.25%, due 10/31/01)           04/01/97        6.25           30,000,000
     32,000,000  Morgan Stanley & Co., Incorporated (Collateralized by
                 $41,475,000, GNMA, 7.00%, due 04/20/24)                          04/01/97        6.50           32,000,000
     20,000,000  Goldman Sachs (Collateralized by $41,150,915,
                 GNMA's, 6.00% to 9.00%, due 09/15/07 to 03/15/27)                04/07/97        5.32           20,000,000
  -------------                                                                                               -------------
    152,000,000  Total Repurchase Agreements, Overnight                                                         152,000,000
  -------------                                                                                               -------------
U.S. Government Obligations (51.94%)
----------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  U.S. Treasury Bills                                              04/03/97        5.02%      $   19,994,437
     60,000,000  U.S. Treasury Bills                                              04/17/97        5.12           59,864,400
      5,000,000  U.S. Treasury Bills                                              06/05/97        5.12            4,954,861
      5,000,000  U.S. Treasury Bills                                              06/26/97        5.20            4,939,501
      5,000,000  U.S. Treasury Bills                                              07/24/97        5.23            4,919,408
      2,000,000  U.S. Treasury Bills                                              02/05/98        5.80            1,904,933
      9,000,000  U.S. Treasury Bills                                              03/05/98        5.67            8,546,282
     10,000,000  U.S. Treasury Notes, 6.87%                                       04/30/97        5.20           10,011,502
      5,000,000  U.S. Treasury Notes, 6.50%                                       05/15/97        5.10            5,007,162
      5,000,000  U.S. Treasury Notes, 6.75%                                       05/31/97        5.21            5,010,669
      5,000,000  U.S. Treasury Notes, 5.62%                                       06/30/97        5.23            5,003,142
     15,000,000  U.S. Treasury Notes, 5.87%                                       07/31/97        5.23           15,023,338
     10,000,000  U.S. Treasury Notes, 6.50%                                       08/15/97        5.15           10,042,500
     10,000,000  U.S. Treasury Notes, 5.62%                                       08/31/97        5.46           10,001,492
  -------------                                                                                               -------------
    166,000,000  Total U.S. Government Obligations                                                              165,223,627
  -------------                                                                                               -------------
                 Total Investments (99.73%) Cost ($ 317,223,627+)                                               317,223,627
                 Cash and Other Assets, Net of Liabilities (0.27%)                                                  865,551
                                                                                                              -------------
                 Net Assets (100%)                                                                           $  318,089,178
                 Net Asset Value offering and redemption price per share:                                     =============
                 Class A Shares, 310,289,955 shares outstanding (Note 3)                                     $         1.00
                                                                                                              =============
                 Class B Shares,   7,799,223 shares outstanding (Note 3)                                     $         1.00
                                                                                                              =============

                +    Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 1997

================================================================================



                                                                     Money Market                U.S. Treasury
                                                                       Portfolio                   Portfolio
                                                                     ------------                -------------
INVESTMENT INCOME
 Income:
    Interest...................................................      $  9,035,692                $  15,524,891
                                                                     ------------                -------------
 Expenses: (Note 2)
    Investment management fee..................................           175,379                      302,799
    Administration fee.........................................            82,861                      146,609
    Distribution fee (Class A).................................            28,701                      726,925
    Custodian expenses.........................................            17,497                       37,129
    Shareholder servicing and related shareholder expenses.....            44,253                       72,565
    Legal, compliance and filing fees..........................            32,220                       22,624
    Audit and accounting.......................................            44,613                       46,286
    Trustees' fees ............................................             5,427                        6,276
    Amortization of organization costs.........................            10,271                       --
    Miscellaneous..............................................             3,148                        5,136
                                                                     ------------                -------------
        Total expenses.........................................           444,370                    1,366,349
        Less:
         Fees waived (Note 2)..................................      (    142,235)               (     156,189)
         Expenses paid indirectly..............................      (     13,201)               (      18,952)
                                                                     ------------                -------------
                Net expenses...................................           288,934                    1,191,208
                                                                     ------------                -------------
 Net investment income.........................................         8,746,758                   14,333,683
                                                                     ------------                -------------


REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments.......................               287                        3,711
                                                                      -----------                -------------
 Increase in net assets from operations........................       $ 8,747,045                $  14,337,394
                                                                      ===========                =============



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================




INCREASE (DECREASE) IN NET ASSETS

                                                  Money Market Portfolio                         U.S. Treasury Portfolio
                                            -----------------------------------           -------------------------------------
                                                                                                              November 29, 1995
                                               Year                   Year                     Year           (Commencement of
                                               Ended                 Ended                     Ended           Operations) to
                                              March 31,             March 31,                 March 31,           March 31,
                                                1997                  1996                     1997                  1996
                                            -------------         -------------           --------------        --------------

 Operations:
   Net investment income..................  $   8,746,758         $   4,255,909           $   14,333,683        $    4,543,322
   Net realized gain (loss) on investments            287                   847                    3,711               --
                                            -------------         -------------           --------------        --------------
   Increase in net assets from operations.      8,747,045             4,256,756               14,337,394             4,543,322
 Dividends to shareholders:
   Net investment income
     Class A..............................  (     581,612)        (         276)          (   14,207,747)       (    4,543,322)
     Class B..............................  (   8,165,146)        (   4,255,633)          (      125,936)              --

   Net realized gain on investments
     Class A..............................        --                    --                (        3,638)              --
     Class B..............................  (         287)        (         847)          (           73)              --
 Capital share transactions (Note 3):
     Class A..............................     38,214,898                 5,261               18,542,509           291,747,446
     Class B..............................     31,243,369            91,424,998                7,799,223               --
                                            -------------         -------------           --------------        --------------
     Total increase (decrease)............     69,458,267            91,430,259               26,341,732           291,747,446
 Net assets:
     Beginning of period..................    127,287,025            35,856,766              291,747,446               -0-
                                            -------------         -------------           --------------        --------------
     End of period........................  $ 196,745,292         $ 127,287,025           $  318,089,178        $  291,747,446
                                            =============         =============           ==============        ==============








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies.

Institutional Daily Income Fund (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers investors three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. Each Portfolio has two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of each respective Portfolio. Distribution of Class A shares of the Money Market Portfolio commenced April 6, 1995. All Portfolio shares outstanding before April 6, 1995 were designated as Class B shares. Distribution of Class B shares of the U.S. Treasury Portfolio commenced November 18, 1996. All Portfolio shares outstanding before November 18, 1996 were designated as Class A shares.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .12% of the Portfolio's average daily net assets. Prior to August 30, 1996, the investment management fee was 0.08%.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares, a service fee equal to .25% per annum of each Portfolio's average daily net assets.

The Manager has voluntarily agreed to waive its management and administrative services fees in whole or in part and reimburse each Portfolio its operating expenses to the extent that (i) such Portfolio's Class A shares total operating expenses exceed .40%, .425% and .45% of the Class A shares average daily net assets during the first, second, and third fiscal years of the Fund, respectively, and (ii) such Portfolio's Class B shares total operating expenses exceed .15%, .175%, and .20% of the Class B shares average daily net assets during the first, second, and third fiscal years of the Fund.

During the year ended March 31, 1997, the Manager voluntarily waived investment management fees and administration fees of $92,518 and $49,717, respectively, for the Money Market Portfolio and $68,224 and $87,965, respectively, for the U.S. Treasury Portfolio.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $31,083 and $53,753 paid to Reich & Tang Services, L.P., an affiliate of the Manager, as servicing agent for the Fund, for the Money Market Portfolio and U.S Treasury Portfolio, respectively.

Included in the Statements of Operations under the caption "Custodian expenses" are expense offsets of $13,201 and $18,952 for the Money Market Portfolio and U.S. Treasury Portfolio, respectively.


3. Transactions in Shares of Beneficial Interest.

At March 31, 1997, an unlimited number of shares of beneficial interest were authorized and capital paid in for the Money Market Portfolio and the U.S. Treasury Portfolio amounted to $196,745,292 and $318,089,178, respectively. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

3.    Transactions in Shares of Beneficial Interest. (Continued)
                                                            Money Market Portfolio
                                             ------------------------------------------------
                                                                          April 6, 1995
                                                   Year Ended      (Commencement of Sales) to
                                                 March 31, 1997          March 31, 1996
                                                 --------------          --------------
CLASS A
-------
 Sold....................................       $   225,303,821         $         5,009
 Issued on reinvestment of dividends.....               511,560                     252
 Redeemed................................       (   187,600,483)        (       --     )
                                                 --------------          --------------
 Net increase (decrease).................            38,214,898                   5,261
                                                 ==============          ==============

                                                   Year Ended              Year Ended
                                                 March 31, 1997          March 31, 1996
CLASS B                                          --------------          --------------
-------
 Sold....................................       $   585,658,049         $   553,221,220
 Issued on reinvestment of dividends.....             6,523,737               2,877,254
 Redeemed................................       (   560,938,417)        (   464,673,476)
                                                 --------------          --------------
 Net increase (decrease).................            31,243,369              91,424,998
                                                 ==============          ==============


                                                          U.S. Treasury Portfolio
                                             ------------------------------------------------
                                                                       November 29, 1995
                                                   Year Ended    (Commencement of Operations) to
                                                 March 31, 1997          March 31, 1996
                                                 --------------          --------------
CLASS A
-------
 Sold....................................       $   566,923,016         $   439,583,631
 Issued on reinvestment of dividends.....            14,118,326               4,016,345
 Redeemed................................       (   562,498,833)        (   151,852,530)
                                                 --------------          --------------
 Net increase (decrease).................            18,542,509             291,747,446
                                                 ==============          ==============

                                                November 18, 1996
                                           (Commencement of Sales) to
                                                 March 31, 1997
                                                 --------------
CLASS B
-------
 Sold....................................       $     9,174,613
 Issued on reinvestment of dividends.....               126,008
 Redeemed................................       (     1,501,398)
                                                 --------------
 Net increase (decrease).................             7,799,223
                                                 ==============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

4. Selected Financial Information.
                                                                       Money Market Portfolio
                                                       ----------------------------------------------------
                                                         For the Year                   April 6, 1995
                                                            Ended                (Commencement of Sales) to
                                                        March 31, 1997                 March 31, 1996
                                                       ---------------                 --------------
CLASS A
-------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..............    $         1.00                  $        1.00
                                                       ---------------                 --------------
 Income from investment operations:
   Net investment income...........................              0.050                          0.054
 Less distributions:
   Dividends from net investment income............    (         0.050)                        (0.054)
                                                       ---------------                 --------------
 Net asset value, end of period....................    $         1.00                  $        1.00
                                                       ===============                 ==============
 Total Return......................................              5.16%                          5.58%*
 Ratios/Supplemental Data
 Net assets, end of period (000)...................    $       38,220                  $           5
 Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)                  0.42%+                         0.41%*+
   Net investment income...........................              5.07%                          5.46%*
 Expenses paid indirectly..........................              0.01%                          0.04%
 Management and administration fees waived.........              0.09%                          0.13%
 Expenses reimbursed...............................             ---                             0.03%

                                                                              Money Market Portfolio
                                                       --------------------------------------------------------------------------

                                                              For the Year Ended March 31,                April 14, 1994
                                                       ----------------------------------------     (Commencement of Operations)
CLASS B                                                      1997                     1996                 March 31, 1995
-------                                                ---------------           --------------            --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..............    $        1.00             $        1.00             $        1.00
                                                       ---------------           --------------            --------------
 Income from investment operations:
   Net investment income...........................             0.053                     0.057                     0.045
 Less distributions:
   Dividends from net investment income......... ...   (        0.053)           (        0.057)           (        0.045)
                                                       ---------------           --------------            --------------
 Net asset value, end of period....................    $        1.00             $        1.00                     $1.00
                                                       ===============           ==============            ==============
 Total Return......................................             5.42%                     5.85%                     5.16%*
 Ratios/Supplemental Data
 Net assets, end of period (000)...................    $     158,525             $     127,282             $      35,857
 Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)                 0.17%+                    0.16%+                    0.02%*
   Net investment income...........................             5.29%                     5.64%                     5.14%*
 Expenses paid indirectly..........................             0.01%                     0.04%                  ---
 Management and administration fees waived.........             0.09%                     0.13%                     0.13%
 Expenses reimbursed...............................          ---                          0.03%                     0.25%

 *  Annualized
 +  Includes expenses paid indirectly.



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

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

4.    Selected Financial Information. (Continued)
                                                                        U.S. Treasury Portfolio
                                                       -------------------------------------------------------
                                                         For the Year                   November 29, 1995
                                                            Ended                (Commencement of Operations) to
                                                        March 31, 1997                 March 31, 1996
                                                       ---------------                 --------------
CLASS A
-------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.............     $        1.00                   $        1.00
 Income from investment operations:                    --------------                  --------------
   Net investment income..........................              0.049                           0.017
 Less distributions:
   Dividends from net investment income...........     (        0.049)                 (        0.017)
                                                       --------------                  --------------
 Net asset value, end of period...................     $        1.00                   $        1.00
                                                       ==============                  ==============
 Total Return.....................................              5.00%                           5.18%*
 Ratios/Supplemental Data
 Net assets, end of period (000)..................     $     310,290                   $     291,747
 Ratios to average net assets:
   Expenses (net of fees waived)..................              0.42%+                          0.43%*
   Net investment income..........................              4.89%                           5.07%*
 Expenses paid indirectly.........................              0.01%                        --
 Management and administration fees waived........              0.05%                           0.08%

                                                                    U.S. Treasury Portfolio
                                                       -------------------------------------------------------
                                                       November 18, 1996
CLASS B                                             (Commencement of Sales) to
-------                                                 March 31, 1997
                                                       ---------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..............    $         1.00
 Income from investment operations:                    ---------------
   Net investment income...........................              0.019
 Less distributions:
   Dividends from net investment income............    (         0.019)
                                                       ---------------
 Net asset value, end of period....................    $         1.00
                                                       ===============
 Total Return......................................              5.27%*
 Ratios/Supplemental Data
 Net assets, end of period (000)...................    $        7,799
 Ratios to average net assets:
   Expenses (net of fees waived)...................              0.17%*+
   Net investment income...........................              5.14%*
 Expenses paid indirectly..........................              0.01%
 Management and administration fees waived.........              0.05%
 *    Annualized
 +    Includes expenses paid indirectly.


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INSTITUTIONAL DAILY INCOME FUND
INDEPENDENT AUDITOR'S REPORT

================================================================================




The Board of Trustees and Shareholders
Institutional Daily Income Fund


We have audited the accompanying statements of net assets of the Money Market Portfolio and the U.S. Treasury Portfolio of Institutional Daily Income Fund as of March 31, 1997, and the related statements of operations, the statements of changes in net assets, and the selected financial information for each of the periods indicated in the accompanying financial statements. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Treasury Portfolio of Institutional Daily Income Fund as of March 31, 1997, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.


                                                     \s\McGladrey & Pullen, LLP



April 25, 1997
New York, New York




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------











INSTITUTIONAL
DAILY
INCOME FUND









                                                     Annual Report
                                                     March 31, 1997







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------


Institutional Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105

Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020



--------------------------------------------------------------------------------